Related Party Transactions: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Mar. 28, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Related party transaction
Proceeds from sale of common stock						$ 750
Affiliates of CCMP
Related party transaction
Ownership percentage of initial stockholders					79.10%
CCMP and Oak Hill Funds
Related party transaction
Payments to independent directors	$ 88	$ 196	$ 214	$ 321	$ 577	562	$ 546
Members of management and the Board of Directors
Related party transaction
Proceeds from sale of common stock					0	750	$ 0
Former members of management
Related party transaction
Share repurchases							4,200
Share repurchases amount							$ 3,780
Dividends					0	0
Gregory Mann and Gabrielle Man
Related party transaction
Lease rent expense	$ 88	$ 88	$ 176	$ 175	$ 351	$ 350	$ 350